Nuveen Equity Long/Short Fund
Portfolio of Investments May 31, 2024
(Unaudited)
Shares Description (a) Value
LONG-TERM INVESTMENTS - 99.4%
X –
COMMON STOCKS - 99 .4 % X 121,420,394
Automobiles & Components - 0.5%
3,800 (b) Tesla Inc $ 676,704
Total Automobiles & Components 676,704
Banks - 3.8%
19,000 Citigroup Inc 1,183,890
32,500 Fifth Third Bancorp 1,216,150
11,100 JPMorgan Chase & Co 2,249,193
Total Banks 4,649,233
Capital Goods - 10.9%
12,700 AECOM 1,109,218
7,500 AMETEK Inc 1,271,850
4,400 Eaton Corp PLC 1,464,540
5,900 Ferguson PLC 1,213,866
25,500 Flowserve Corp 1,267,350
5,300 Honeywell International Inc 1,071,607
2,300 Hubbell Inc 894,447
3,000 Huntington Ingalls Industries Inc 759,300
14,800 nVent Electric PLC 1,204,424
1,300 Parker-Hannifin Corp 690,976
4,100 Trane Technologies PLC 1,342,586
5,800 Westinghouse Air Brake Technologies Corp 981,534
Total Capital Goods 13,271,698
Commercial & Professional Services - 2.2%
13,500 Veralto Corp 1,330,830
5,200 Verisk Analytics Inc 1,314,456
Total Commercial & Professional Services 2,645,286
Consumer Discretionary Distribution & Retail - 4.8%
17,400 (b) Amazon.com Inc 3,070,056
3,300 Home Depot Inc/The 1,105,071
900 (b) O'Reilly Automotive Inc 866,934
7,800 TJX Cos Inc/The 804,180
Total Consumer Discretionary Distribution & Retail 5,846,241
Consumer Durables & Apparel - 0.8%
13,800 (b) Skechers USA Inc, Class A 985,596
Total Consumer Durables & Apparel 985,596
Consumer Services - 4.0%
17,000 Boyd Gaming Corp 906,440
270 (b) Chipotle Mexican Grill Inc 844,970
9,200 (b) Royal Caribbean Cruises Ltd 1,358,656
11,900 Starbucks Corp 954,618
19,300 Travel + Leisure Co 848,042
Total Consumer Services 4,912,726
Consumer Staples Distribution & Retail - 3.0%
1,600 Costco Wholesale Corp 1,295,824
6,800 Dollar General Corp 930,988
21,900 Walmart Inc 1,440,144
Total Consumer Staples Distribution & Retail 3,666,956

Nuveen Equity Long/Short Fund
(continued)
Portfolio of Investments
May 31, 2024
(Unaudited)

Shares Description (a) Value
Energy - 3.0%
6,200 Cheniere Energy Inc $ 978,298
9,700 ConocoPhillips 1,129,856
13,500 Exxon Mobil Corp 1,583,010
Total Energy 3,691,164
Equity Real Estate Investment Trusts (REITs) - 2.2%
33,000 Cousins Properties Inc 763,290
8,000 Crown Castle Inc 820,000
9,800 Prologis Inc 1,082,802
Total Equity Real Estate Investment Trusts (REITs) 2,666,092
Financial Services - 8.2%
6,000 American Express Co 1,440,000
3,100 Ameriprise Financial Inc 1,353,491
18,200 Charles Schwab Corp/The 1,333,696
8,900 (b) Fiserv Inc 1,332,864
9,700 Intercontinental Exchange Inc 1,298,830
2,100 Mastercard Inc, Class A 938,847
20,800 Nasdaq Inc 1,227,824
2,600 S&P Global Inc 1,111,526
Total Financial Services 10,037,078
Food, Beverage & Tobacco - 1.9%
20,700 (b) Monster Beverage Corp 1,074,744
12,000 Philip Morris International Inc 1,216,560
Total Food, Beverage & Tobacco 2,291,304
Health Care Equipment & Services - 7.0%
3,000 (b) Align Technology Inc 771,630
18,800 (b) Boston Scientific Corp 1,420,716
9,500 (b) Dexcom Inc 1,128,315
1,600 Elevance Health Inc 861,568
4,000 Stryker Corp 1,364,360
4,100 UnitedHealth Group Inc 2,031,017
5,300 (b) Veeva Systems Inc, Class A 923,525
Total Health Care Equipment & Services 8,501,131
Household & Personal Products - 0.7%
6,600 Estee Lauder Cos Inc/The, Class A 814,176
Total Household & Personal Products 814,176
Insurance - 1.9%
13,000 (b) Arch Capital Group Ltd 1,334,190
13,700 MetLife Inc 991,469
Total Insurance 2,325,659
Materials - 4.3%
5,450 Celanese Corp 828,618
21,500 Corteva Inc 1,202,710
16,400 DuPont de Nemours Inc 1,347,424
2,100 Linde PLC 914,592
19,000 Westrock Co 1,019,160
Total Materials 5,312,504
Media & Entertainment - 8.1%
21,300 (b) Alphabet Inc, Class A 3,674,250
10,000 (b) Live Nation Entertainment Inc 937,400
4,500 Meta Platforms Inc 2,100,735
1,750 (b) Netflix Inc 1,122,835

Shares Description (a) Value
Media & Entertainment (continued)
3,700 (b) Take-Two Interactive Software Inc $ 593,332
13,600 Walt Disney Co 1,413,176
Total Media & Entertainment 9,841,728
Pharmaceuticals, Biotechnology & Life Sciences - 6.4%
7,500 (b) BioMarin Pharmaceutical Inc 563,025
4,800 Danaher Corp 1,232,640
73,000 (b) Elanco Animal Health Inc 1,290,640
1,100 Eli Lilly & Co 902,374
51,000 (b) Exelixis Inc 1,106,190
9,400 Merck & Co Inc 1,180,076
6,000 (b) Natera Inc 639,180
7,000 (b) Sarepta Therapeutics Inc 909,020
Total Pharmaceuticals, Biotechnology & Life Sciences 7,823,145
Semiconductors & Semiconductor Equipment - 7.4%
5,800 Applied Materials Inc 1,247,464
1,000 Broadcom Inc 1,328,550
9,500 Micron Technology Inc 1,187,500
4,850 NVIDIA Corp 5,317,201
Total Semiconductors & Semiconductor Equipment 9,080,715
Software & Services - 9.8%
3,800 (b) EPAM Systems Inc 676,134
13,700 Microsoft Corp 5,687,281
12,000 Oracle Corp 1,406,280
3,700 (b) Palo Alto Networks Inc 1,091,167
6,400 (b) PTC Inc 1,127,936
5,500 Salesforce Inc 1,289,420
1,100 (b) ServiceNow Inc 722,623
Total Software & Services 12,000,841
Technology Hardware & Equipment - 5.2%
24,200 Apple Inc 4,652,450
2,400 (b) Arista Networks Inc 714,360
25,000 Vontier Corp 999,500
Total Technology Hardware & Equipment 6,366,310
Telecommunication Services - 0.7%
4,600 T-Mobile US Inc 804,816
Total Telecommunication Services 804,816
Utilities - 2.6%
12,500 Alliant Energy Corp 643,625
20,300 NextEra Energy Inc 1,624,406
9,500 Vistra Corp 941,260
Total Utilities 3,209,291
Total Common Stocks
(cost $86,872,722) 121,420,394
Total Long-Term Investments
(cost $86,872,722) 121,420,394

Nuveen Equity Long/Short Fund
(continued)
Portfolio of Investments
May 31, 2024
(Unaudited)

Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 0.8%
X –
REPURCHASE AGREEMENTS - 0 .8 % X 970,000
$ 970 (c) Fixed Income Clearing Corporation 5.300% 6/03/24 $ 970,000
Total Repurchase Agreements
(cost $970,000) 970,000
Total Short-Term Investments
(cost $970,000) 970,000
Total Investments (cost $ 87,842,722 ) - 100 .2% 122,390,394
Shares Description (a) Value
-35967533
COMMON STOCKS SOLD SHORT - (29.5)%(d)
X (35,967,533)
Automobiles & Components - ( 0 .3 ) %
(4,000) Thor Industries Inc $ (396,960)
Total Automobiles & Components (396,960)
a a a a a a a a a
Banks - ( 0 .3 ) %
(3,800) Cullen/Frost Bankers Inc (386,004)
Total Banks (386,004)
a a a a a a a a a
Capital Goods - ( 2 .1 ) %
(3,600) AGCO Corp (386,388)
(5,300) Hexcel Corp (365,011)
(4,700) Johnson Controls International plc (337,977)
(3,300) Otis Worldwide Corp (327,360)
(1,300) Rockwell Automation Inc (334,789)
(2,400) (b) SiteOne Landscape Supply Inc (371,568)
(4,800) Toro Co/The (384,912)
Total Capital Goods (2,508,005)
a a a a a a a a a
Commercial & Professional Services - ( 1 .8 ) %
(4,100) (b) CoStar Group Inc (320,497)
(1,500) Equifax Inc (347,085)
(6,000) KBR Inc (393,960)
(5,800) Robert Half Inc (372,534)
(8,300) (b) Stericycle Inc (427,782)
(5,000) TransUnion (359,600)
Total Commercial & Professional Services (2,221,458)
a a a a a a a a a
Consumer Discretionary Distribution & Retail - ( 1 .6 ) %
(7,900) Bath & Body Works Inc (410,326)
(4,400) Best Buy Co Inc (373,208)
(2,900) (b) Five Below Inc (400,577)
(2,400) Genuine Parts Co (345,936)
(1,000) Pool Corp (363,550)
Total Consumer Discretionary Distribution & Retail (1,893,597)
a a a a a a a a a
Consumer Durables & Apparel - ( 1 .0 ) %
(5,900) Carter's Inc (403,560)
(37,500) Leggett & Platt Inc (435,000)
(7,300) Tempur Sealy International Inc (374,928)
Total Consumer Durables & Apparel (1,213,488)
a a a a a a a a a
Consumer Services - ( 1 .7 ) %
(2,000) (b) Airbnb Inc, Class A (289,860)
(12,000) Aramark (385,800)
(3,400) Choice Hotels International Inc (384,846)
(2,900) Churchill Downs Inc (375,550)
(22,000) Wendy's Co/The (383,900)
(2,300) Yum! Brands Inc (316,089)
Total Consumer Services (2,136,045)
a a a a a a a a a

Shares Description (a) Value
Consumer Staples Distribution & Retail - ( 0 .6 ) %
(18,500) (b) Grocery Outlet Holding Corp $ (406,815)
(6,300) Kroger Co/The (329,931)
Total Consumer Staples Distribution & Retail (736,746)
a a a a a a a a a
Energy - ( 1 .4 ) %
(9,600) EQT Corp (394,464)
(18,300) Kinder Morgan Inc (356,667)
(3,900) ONEOK Inc (315,900)
(2,100) Phillips 66 (298,431)
(8,400) Williams Cos Inc/The (348,684)
Total Energy (1,714,146)
a a a a a a a a a
Equity Real Estate Investment Trusts (REITs) - ( 1 .5 ) %
(9,200) CubeSmart (389,252)
(1,200) Public Storage (328,596)
(6,100) Realty Income Corp (323,666)
(3,100) Sun Communities Inc (365,769)
(9,700) UDR Inc (374,614)
Total Equity Real Estate Investment Trusts (REITs) (1,781,897)
a a a a a a a a a
Financial Services - ( 1 .4 ) %
(2,200) Capital One Financial Corp (302,786)
(2,300) Jack Henry & Associates Inc (378,764)
(700) Moody's Corp (277,893)
(4,600) State Street Corp (347,714)
(3,000) T Rowe Price Group Inc (353,490)
Total Financial Services (1,660,647)
a a a a a a a a a
Food, Beverage & Tobacco - ( 1 .0 ) %
(1,500) (b) Boston Beer Co Inc/The, Class A (470,505)
(4,900) McCormick & Co Inc/MD (353,878)
(7,100) Molson Coors Beverage Co, Class B (389,151)
Total Food, Beverage & Tobacco (1,213,534)
a a a a a a a a a
Health Care Equipment & Services - ( 2 .6 ) %
(3,700) Cardinal Health Inc (367,299)
(3,900) (b) Cooper Cos Inc/The (367,809)
(3,500) (b) Edwards Lifesciences Corp (304,115)
(4,800) (b) Hologic Inc (354,144)
(650) (b) IDEXX Laboratories Inc (323,017)
(1,800) Labcorp Holdings Inc (350,838)
(3,000) (b) Masimo Corp (373,500)
(2,800) Quest Diagnostics Inc (397,516)
(1,650) STERIS PLC (367,752)
Total Health Care Equipment & Services (3,205,990)
a a a a a a a a a
Household & Personal Products - ( 0 .3 ) %
(2,500) Kimberly-Clark Corp (333,250)
Total Household & Personal Products (333,250)
a a a a a a a a a
Insurance - ( 1 .0 ) %
(3,700) Aflac Inc (332,519)
(850) Chubb Ltd (230,197)
(4,200) Principal Financial Group Inc (344,568)
(2,700) Prudential Financial Inc (324,945)
Total Insurance (1,232,229)
a a a a a a a a a
Materials - ( 1 .4 ) %
(5,500) Ball Corp (381,865)
(4,800) CF Industries Holdings Inc (382,704)
(1,250) Ecolab Inc (290,250)
(3,600) LyondellBasell Industries NV, Class A (357,912)
(2,600) Steel Dynamics Inc (348,062)
Total Materials (1,760,793)
a a a a a a a a a

Nuveen Equity Long/Short Fund
(continued)
Portfolio of Investments
May 31, 2024
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For
Shares Description (a) Value
Media & Entertainment - ( 0 .6 ) %
(1,300) (b) Charter Communications Inc, Class A $ (373,256)
(7,300) New York Times Co/The, Class A (373,760)
Total Media & Entertainment (747,016)
a a a a a a a a a
Pharmaceuticals, Biotechnology & Life Sciences - ( 1 .5 ) %
(5,000) Bio-Techne Corp (385,950)
(1,350) (b) IQVIA Holdings Inc (295,772)
(9,200) QIAGEN NV (397,992)
(3,400) Revvity Inc (371,484)
(1,150) (b) Waters Corp (355,235)
Total Pharmaceuticals, Biotechnology & Life Sciences (1,806,433)
a a a a a a a a a
Real Estate Management & Development - ( 0 .3 ) %
(9,500) (b) Zillow Group Inc, Class C (389,025)
Total Real Estate Management & Development (389,025)
a a a a a a a a a
Semiconductors & Semiconductor Equipment - ( 0 .9 ) %
(7,700) (b) GLOBALFOUNDRIES Inc (377,300)
(4,700) (b) ON Semiconductor Corp (343,288)
(4,100) Skyworks Solutions Inc (379,906)
Total Semiconductors & Semiconductor Equipment (1,100,494)
a a a a a a a a a
Software & Services - ( 1 .7 ) %
(1,600) (b) Autodesk Inc (322,560)
(5,200) Cognizant Technology Solutions Corp, Class A (343,980)
(7,500) (b) Dayforce Inc (370,950)
(800) (b) Gartner Inc (335,736)
(1,700) (b) Manhattan Associates Inc (373,218)
(750) (b) Tyler Technologies Inc (360,270)
Total Software & Services (2,106,714)
a a a a a a a a a
Technology Hardware & Equipment - ( 0 .9 ) %
(1,500) CDW Corp/DE (335,430)
(10,300) Corning Inc (383,778)
(2,300) (b) F5 Inc (388,631)
Total Technology Hardware & Equipment (1,107,839)
a a a a a a a a a
Transportation - ( 1 .2 ) %
(2,100) Landstar System Inc (382,263)
(1,300) Norfolk Southern Corp (292,240)
(17,200) Schneider National Inc, Class B (386,656)
(6,200) U-Haul Holding Co (376,898)
Total Transportation (1,438,057)
a a a a a a a a a
Utilities - ( 2 .4 ) %
(2,800) American Water Works Co Inc (366,156)
(3,200) Atmos Energy Corp (370,944)
(3,600) Consolidated Edison Inc (340,380)
(5,000) Edison International (384,250)
(3,300) Entergy Corp (371,217)
(8,900) Exelon Corp (334,195)
(13,300) NiSource Inc (386,498)
(4,200) Sempra (323,526)
Total Utilities (2,877,166)
a a a a a a a a a
Total Common Stocks Sold Short
(proceeds $36,101,414) (35,967,533)
Other Assets & Liabilities, Net -  29.3% 35,772,447
Net Assets - 100% $ 122,195,308

a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Equity Long/Short
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 121,420,394 $ – $ – $ 121,420,394
Short-Term Investments:
Repurchase Agreements – 970,000 – 970,000
Common Stocks Sold Short (35,967,533) – – (35,967,533)
Total
$ 85,452,861 $ 970,000 $ – $ 86,422,861
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Agreement with Fixed Income Clearing Corporation, 5.300% dated 5/31/24 to be repurchased at $970,428 on 6/3/24, collateralized by
Government Agency Securities, with coupon rate 0.625% and maturity date 7/15/32, valued at $989,451.
(d) The Fund may pledge up to 100% of its eligible long-term investments in the Portfolio of Investments as collateral for Common Stocks Sold
Short. As of the end of the reporting period, long-term investments with a value of $38,159,198 have been pledged as collateral for Common
Stocks Sold Short.
REIT Real Estate Investment Trust
S&P Standard & Poor's